Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended			12 Months Ended				36 Months Ended
	Oct. 15, 2019 CNY (¥) shares	Oct. 15, 2019 USD ($) $ / shares shares	Jul. 25, 2017 shares	Jun. 01, 2017 shares	May 17, 2017 shares	Aug. 31, 2021 shares	Apr. 30, 2021 CNY (¥) shares	Jan. 31, 2021 shares	Dec. 31, 2023 CNY (¥) Vote shares	Dec. 31, 2023 USD ($) Vote shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 shares	Apr. 30, 2021 $ / shares shares	Mar. 12, 2021 Vote shares
Purchase price per share | $ / shares		$ 0.8218
Amount of consideration for ordinary shares repurchased	¥ 42,070	$ 6,000
Share-based compensation expenses									¥ 20,339	$ 2,865	¥ 28,245	¥ 30,673
Proceeds from IPO, net of underwriter discounts and commissions and other offering costs paid									¥ 0	$ 0	¥ 0	¥ 896,320
Conversion ratio									1	1				1
IPO
Proceeds from IPO, net of underwriter discounts and commissions and other offering costs paid | ¥							¥ 896,320
Ordinary shares
Ordinary shares authorized									609,026,779	609,026,779	609,026,779
Class A ordinary shares
Ordinary shares authorized									535,052,809	535,052,809	535,052,809
Ordinary shares issued									452,898,177	452,898,177	452,898,177
Ordinary shares outstanding									445,176,595	445,176,595	444,390,065
Conversion ratio															1
Common shares, votes per share | Vote									1	1					1
Class A ordinary shares | IPO
Number of ordinary shares issued							35,300,000
Purchase price per share | $ / shares														$ 4.25
Proceeds from IPO, net of underwriter discounts and commissions and other offering costs paid | ¥							¥ 896,320
Class B ordinary shares
Ordinary shares authorized									73,973,970	73,973,970	73,973,970
Ordinary shares issued									73,973,970	73,973,970	73,973,970				73,973,970
Ordinary shares outstanding									73,973,970	73,973,970	73,973,970				73,973,970
Conversion ratio															1
Ordinary shares conversion ratio															1
Common shares, votes per share | Vote									10	10					10
Class B ordinary shares | IPO
Ordinary shares issued														73,973,970
Ordinary shares outstanding														73,973,970
General and administrative expenses
Share-based compensation expenses | ¥	¥ 17,421
Smart Share Holdings Limited
Number of ordinary shares issued					83,000,000
Number of shares transferred				2,000,000
Number of shares issued to founders for services			81,000,000
Number of ordinary shares repurchased	7,026,030	7,026,030
Number of ordinary shares surrendered								34,703,970
Smart Share Brothers
Number of ordinary shares surrendered								2,000,000
Smart Shares CGY
Number of ordinary shares issued													44,841,250
Number of ordinary shares repurchased	275,000	275,000
Number of ordinary shares surrendered								44,566,250
Super June Limited
Number of ordinary shares issued								27,397,000
Victor Family Limited
Number of ordinary shares issued								7,306,970
Bank of New York Mellon | Class A ordinary shares
Number of ordinary shares issued						28,000,000